Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale
Due in one year or less, Amortized Cost	$ 4,723
Due after one through five years, Amortized Cost	16,247
Due after five through ten years, Amortized Cost	19,458
Due after ten years, Amortized Cost	71,446
Amortized Cost, Available-for-sale	111,874	$ 87,059
Due in one year or less, Fair Value	4,723
Due after one through five years, Fair Value	16,385
Due after five through ten years, Fair Value	19,537
Due after ten years, Fair Value	71,501
Total debt securities available-for-sale, Fair Value	112,146	85,528
Held-to-maturity
Due after one through five years, Amortized Cost	3,000
Due after ten years, Amortized Cost	10,869
Amortized Cost, Held to maturity	13,869	20,688
Due after one through five years, Fair Value	2,997
Due after ten years, Fair Value	10,953
Total debt securities held-to-maturity, Fair Value	$ 13,950	$ 20,118